Schedule of Investments PIMCO Strategic Income Fund, Inc.	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 260.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 10.9%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~	$2,423	$2,424
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~	99	99
Caesars Resort Collection LLC 4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~	2,678	2,686
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	19	19
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~	20	20
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	811	812
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~	8,030	6,941
Forbes Energy Services LLC TBD% due 04/13/2021 «	75	17
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~	15	16
8.000% (PRIME + 4.750%) due 11/27/2023 ~	10	10
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	429	426
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~	28	22
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)	180	107
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~	58	57
Ortho-Clinical Diagnostics S.A. 3.359% (LIBOR03M + 3.250%) due 06/30/2025 ~	186	186
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~	100	100
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~	16	15
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~	162	163
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(c)	8,329	7,788
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	62	62
SS&C Technologies, Inc. 1.859% (LIBOR03M + 1.750%) due 04/16/2025 ~	95	95
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~	1,511	1,509
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	5,853	5,787
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~	206	205
Univision Communications, Inc. 2.857% (LIBOR03M + 2.750%) due 03/15/2024 ~	1,866	1,855
Valaris PLC (8.000% PIK) 8.000% due 08/17/2021 «µ(c)	21	21
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~	1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(c)	6	3
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~	17	17

Total Loan Participations and Assignments (Cost $30,312)		31,463

CORPORATE BONDS & NOTES 50.6%
BANKING & FINANCE 12.6%
Ally Financial, Inc. 8.000% due 11/01/2031	3	4
Ambac LSNI LLC 6.000% due 02/12/2023 •	271	272
American Assets Trust LP 3.375% due 02/01/2031 (m)	600	591
Antares Holdings LP 3.950% due 07/15/2026	250	252

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	800	963
3.625% due 09/24/2024		1,300	1,614
5.375% due 01/18/2028 •		100	104
10.500% due 07/23/2029		700	1,012
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	114
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(i)(j)(m)		$1,000	1,168
Bank of Ireland Group PLC 6.000% due 09/01/2025 •(i)(j)	EUR	876	1,126
Bank of Nova Scotia 4.900% due 06/04/2025 •(i)(j)		$1,811	1,930
Barclays PLC
6.375% due 12/15/2025 •(i)(j)	GBP	200	303
7.125% due 06/15/2025 •(i)(j)		900	1,400
7.875% due 03/15/2022 •(i)(j)		$200	211
BGC Partners, Inc. 3.750% due 10/01/2024 (m)		400	420
BNP Paribas S.A. 4.625% due 02/25/2031 •(i)(j)		1,900	1,893
Brookfield Finance, Inc. 4.700% due 09/20/2047		78	89
Cantor Fitzgerald LP 4.875% due 05/01/2024		12	13
CBL & Associates LP
4.600% due 10/15/2024 ^(d)(m)		477	276
5.250% due 12/01/2023 ^(d)(m)		82	47
5.950% due 12/15/2026 ^(d)(m)		280	161
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	600	618
Credit Suisse Group AG 7.500% due 07/17/2023 •(i)(j)(m)		$200	212
Equitable Holdings, Inc. 5.000% due 04/20/2048		5	6
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	200	247
Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	100	84
4.850% due 04/17/2028		$100	111
Fairfax India Holdings Corp. 5.000% due 02/26/2028		2,900	2,882
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (m)		100	105
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		200	229
HSBC Holdings PLC
4.600% due 12/17/2030 •(i)(j)		200	198
5.875% due 09/28/2026 •(i)(j)	GBP	200	305
Hudson Pacific Properties LP 3.950% due 11/01/2027		$18	19
Hunt Cos., Inc. 6.250% due 02/15/2026		14	15
ING Groep NV 5.750% due 11/16/2026 •(i)(j)(m)		200	218
Kennedy-Wilson, Inc. 5.875% due 04/01/2024 (m)		36	36
MPT Operating Partnership LP 3.500% due 03/15/2031 (m)		1,000	983
Natwest Group PLC 8.000% due 08/10/2025 •(i)(j)(m)		300	352
Newmark Group, Inc. 6.125% due 11/15/2023 (m)		52	57
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (c)		54	57
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		2,600	3,159
Sabra Health Care LP 4.800% due 06/01/2024 (m)		85	93
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (m)		2,000	2,083
Societe Generale S.A. 7.375% due 10/04/2023 •(i)(j)		200	216
Standard Chartered PLC 4.750% due 01/14/2031 •(i)(j)		1,000	997
STORE Capital Corp.
2.750% due 11/18/2030		200	196
4.625% due 03/15/2029		100	111
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	94	166
5.661% due 10/13/2041		98	177
5.744% due 04/13/2040		108	195
5.801% due 10/13/2040		454	825
TP ICAP PLC 5.250% due 05/29/2026		100	157

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

UBS Group AG 5.125% due 07/29/2026 •(i)(j)		$200	212
UniCredit SpA 7.830% due 12/04/2023 (m)		2,240	2,612
Uniti Group LP
6.000% due 04/15/2023 (m)		926	943
6.500% due 02/15/2029		469	464
7.875% due 02/15/2025 (m)		2,954	3,197

			36,500

INDUSTRIALS 31.6%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (m)		1,922	2,109
Altice Financing S.A. 7.500% due 05/15/2026 (m)		1,350	1,412
American Airlines Pass-Through Trust
3.000% due 04/15/2030		164	166
3.375% due 11/01/2028 (m)		1,163	1,133
3.575% due 07/15/2029		393	399
3.700% due 04/01/2028 (m)		677	674
Associated Materials LLC 9.000% due 09/01/2025 (m)		1,042	1,102
Boeing Co.
5.150% due 05/01/2030 (m)		331	382
5.705% due 05/01/2040 (m)		586	718
5.805% due 05/01/2050 (m)		557	703
5.930% due 05/01/2060 (m)		878	1,130
Bombardier, Inc.
6.000% due 10/15/2022 (m)		2,849	2,854
6.125% due 01/15/2023 (m)		2,000	2,085
7.500% due 12/01/2024 (m)		430	430
7.500% due 03/15/2025		6	6
7.875% due 04/15/2027 (m)		1,296	1,273
British Airways Pass-Through Trust
3.300% due 06/15/2034		195	195
3.800% due 03/20/2033		85	89
Broadcom, Inc.
1.950% due 02/15/2028		100	98
2.450% due 02/15/2031 (m)		1,400	1,322
2.600% due 02/15/2033 (m)		900	839
3.500% due 02/15/2041 (m)		800	767
3.750% due 02/15/2051		300	287
5.000% due 04/15/2030 (m)		1,000	1,141
CCO Holdings LLC
4.500% due 08/15/2030		72	73
4.750% due 03/01/2030		80	83
Charter Communications Operating LLC
3.500% due 06/01/2041		500	475
3.850% due 04/01/2061		300	276
3.900% due 06/01/2052		600	577
4.800% due 03/01/2050		105	113
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		37	39
Community Health Systems, Inc.
4.750% due 02/15/2031		400	391
5.625% due 03/15/2027 (m)		3,190	3,346
8.000% due 03/15/2026 (m)		294	318
Connect Finco SARL 6.750% due 10/01/2026		28	30
Corning, Inc. 5.450% due 11/15/2079		36	45
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		672	841
Delta Air Lines, Inc. 7.375% due 01/15/2026 (m)		920	1,077
Energy Transfer Operating LP 5.000% due 05/15/2050		36	37
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		1,059	787
EQM Midstream Partners LP
4.500% due 01/15/2029 (m)		800	781
4.750% due 01/15/2031 (m)		3,000	2,914
Exela Intermediate LLC 10.000% due 07/15/2023 (m)		65	24
Expedia Group, Inc.
2.950% due 03/15/2031 (m)		800	790
6.250% due 05/01/2025 (m)		484	560
Ferroglobe PLC 9.375% due 03/01/2022		650	635
Frontier Finance PLC 8.000% due 03/23/2022	GBP	812	1,150
Full House Resorts, Inc. 8.250% due 02/15/2028		$213	227
Gazprom OAO Via Gaz Capital S.A. 8.625% due 04/28/2034 (m)		1,710	2,416

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

General Electric Co.
4.350% due 05/01/2050 (m)		1,100	1,224
5.875% due 01/14/2038		8	10
6.150% due 08/07/2037		7	9
HollyFrontier Corp. 5.875% due 04/01/2026 (m)		700	794
Hyatt Hotels Corp. 3.191% (US0003M + 3.000%) due 09/01/2022 ~(m)		1,500	1,512
iHeartCommunications, Inc. 6.375% due 05/01/2026 (m)		617	656
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)(m)		200	219
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050 (m)		400	423
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)(m)		105	36
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)(m)		1,970	1,212
8.000% due 02/15/2024 (m)		60	62
8.500% due 10/15/2024 ^(d)(m)		4,184	2,633
9.750% due 07/15/2025 ^(d)(m)		4,167	2,580
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(d)(m)		2,776	125
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025 (m)		1,400	1,520
JetBlue Pass-Through Trust 4.000% due 05/15/2034		200	217
Kinder Morgan, Inc.
5.300% due 12/01/2034 (m)		1,500	1,773
7.750% due 01/15/2032 (m)		4,500	6,330
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (m)		600	659
NCL Corp. Ltd. 10.250% due 02/01/2026 (m)		2,628	3,090
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	138
3.875% due 11/15/2029		335	469
4.625% due 05/15/2029		100	146
4.875% due 06/15/2030 (m)		$100	115
5.375% due 11/15/2029		30	36
Nissan Motor Co. Ltd.
4.345% due 09/17/2027 (m)		1,600	1,741
4.810% due 09/17/2030 (m)		1,200	1,318
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		11	12
Petroleos Mexicanos
2.750% due 04/21/2027 (m)	EUR	4,038	4,287
5.350% due 02/12/2028 (m)		$326	318
5.950% due 01/28/2031 (m)		1,100	1,058
6.490% due 01/23/2027		40	42
6.500% due 03/13/2027 (m)		612	641
6.750% due 09/21/2047		20	17
6.840% due 01/23/2030		610	620
6.950% due 01/28/2060		150	129
7.690% due 01/23/2050		60	56
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	200	237
Rolls-Royce PLC 4.625% due 02/16/2026		200	253
Sands China Ltd.
3.800% due 01/08/2026 (m)		$400	427
5.125% due 08/08/2025 (m)		200	224
5.400% due 08/08/2028 (nm		2,198	2,517
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (m)		1,360	1,349
Staples, Inc. 7.500% due 04/15/2026		9	10
T-Mobile USA, Inc. 2.625% due 04/15/2026		2,600	2,654
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		64	65
Topaz Solar Farms LLC
4.875% due 09/30/2039		838	915
5.750% due 09/30/2039 (m)		2,137	2,450
TransDigm, Inc. 5.500% due 11/15/2027		20	21
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		58	55
Transocean, Inc.
7.250% due 11/01/2025		120	77
8.000% due 02/01/2027		38	23
Travel + Leisure Co.
3.900% due 03/01/2023		36	37
4.625% due 03/01/2030		12	12
Triumph Group, Inc.
5.250% due 06/01/2022		14	14

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

6.250% due 09/15/2024		12	12
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		116	114
U.S. Renal Care, Inc. 10.625% due 07/15/2027		32	35
UAL Pass-Through Trust 6.636% due 01/02/2024 (m)		966	993
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		200	216
United Airlines Pass-Through Trust
4.150% due 02/25/2033		84	90
5.875% due 04/15/2029 (m)		2,927	3,252
Valaris PLC
5.750% due 10/01/2044 ^(d)		162	19
7.750% due 02/01/2026 ^(d)		8	1
Vale Overseas Ltd.
6.875% due 11/21/2036		26	35
6.875% due 11/10/2039		25	33
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~		24	24
Windstream Escrow LLC 7.750% due 08/15/2028		50	51

			91,761

UTILITIES 6.4%
AT&T, Inc.
3.500% due 06/01/2041 (m)		345	341
3.650% due 06/01/2051 (m)		412	399
3.850% due 06/01/2060 (m)		625	599
Edison International 5.750% due 06/15/2027		24	28
FEL Energy SARL 5.750% due 12/01/2040 (m)		1,300	1,336
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023 (m)		5,600	6,173
Lumen Technologies, Inc. 4.000% due 02/15/2027		96	98
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		554	544
Pacific Gas & Electric Co.
1.367% due 03/10/2023		1,600	1,601
3.250% due 06/01/2031		200	199
3.500% due 08/01/2050 (m)		574	500
3.750% due 08/15/2042		100	92
3.950% due 12/01/2047 (m)		300	277
4.000% due 12/01/2046 (m)		200	186
4.200% due 06/01/2041		100	100
4.500% due 07/01/2040 (m)		708	720
4.550% due 07/01/2030 (m)		467	507
4.600% due 06/15/2043		100	101
4.950% due 07/01/2050 (m)		765	788
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		339	353
6.750% due 06/03/2050		600	642
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		418	465
9.750% due 01/06/2027 (m)		636	745
Southern California Edison Co.
3.650% due 02/01/2050		12	12
4.875% due 03/01/2049		100	116
5.750% due 04/01/2035		6	8
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		36	44
Sprint Corp. 7.125% due 06/15/2024		100	115
Talen Energy Supply LLC 6.625% due 01/15/2028		12	12
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		60	56
Verizon Communications, Inc.
3.400% due 03/22/2041		700	712
3.550% due 03/22/2051		400	400
3.700% due 03/22/2061		400	396

			18,668

Total Corporate Bonds & Notes (Cost $143,020)			146,929

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	700	702

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)	$12	2

Total Convertible Bonds & Notes (Cost $676)		704

MUNICIPAL BONDS & NOTES 1.0%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	60	69
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	15	18
7.350% due 07/01/2035	10	13
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	55	62

		162

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	25,300	2,662

Total Municipal Bonds & Notes (Cost $2,164)		2,824

U.S. GOVERNMENT AGENCIES 137.0%
Fannie Mae
1.110% due 12/25/2042 ~(a)	3,855	133
2.146% due 08/25/2054 ~(a)(m)	8,242	584
2.400% due 03/01/2032 •	62	62
2.500% due 12/25/2027 - 01/25/2051 (a)	2,421	182
2.510% due 09/01/2028 •	2	2
2.570% due 12/01/2028 •	13	13
2.575% due 11/01/2027 •	10	10
3.000% due 06/25/2050 (a)	1,649	235
3.500% due 07/25/2036 (a)(m)	5,384	665
3.500% due 07/25/2042 - 12/25/2049 (a)	631	74
4.000% due 06/25/2050 (a)	1,062	173
4.250% due 11/25/2024	148	151
4.500% due 07/25/2040	624	675
5.000% due 01/25/2038 (m)	4,256	4,870
5.000% due 07/25/2038	114	131
5.076% due 12/25/2042 ~	22	24
5.386% due 02/25/2042 ~	356	395
5.500% due 07/25/2024	4	4
5.500% due 11/25/2032 - 04/25/2035 (m)	4,399	5,030
5.697% due 10/25/2042 ~	9	11
5.750% due 06/25/2033	16	18
5.807% due 08/25/2043	1,084	1,228
5.837% due 06/25/2043 •(a)	31	5
5.859% due 07/25/2029 •(m)	660	722
5.891% due 10/25/2049 •(a)(m)	10,118	2,330
5.941% due 02/25/2049 •(a)	301	39
5.991% due 07/25/2050 •(a)	2,071	224
6.000% due 09/25/2031 - 01/25/2044	883	1,018
6.110% due 10/25/2042 ~	259	295
6.500% due 06/25/2023 - 11/01/2047	2,800	3,278
6.500% due 10/01/2032 - 04/01/2037 (m)	228	247
6.641% due 07/25/2041 •(a)	998	145
6.850% due 12/18/2027	6	7
7.000% due 06/18/2027 - 01/01/2047	930	1,071
7.000% due 09/25/2041 ~	292	323
7.500% due 10/25/2022 - 06/25/2044	765	903
7.500% due 06/19/2041 ~	74	88
7.700% due 03/25/2023	3	3
8.000% due 09/25/2021	2	2
8.000% due 06/19/2041 ~	551	656
8.500% due 10/25/2021 - 06/25/2030	177	201
9.427% due 07/15/2027	1	1
Fannie Mae, TBA 3.000% due 06/01/2051	78,200	81,426
Freddie Mac
0.000% due 02/25/2046 (b)(g)	1,207	1,145
0.100% due 02/25/2046 (a)	1,207	1
2.011% due 11/25/2045 ~(a)	5,336	629
2.158% due 04/01/2033 •	1	1
2.262% due 12/01/2026 •	3	3
2.381% due 05/15/2038 •(a)	3,801	190
2.392% due 11/15/2038 ~(a)(m)	15,206	949
2.497% due 08/15/2036 ~(a)	2,021	103
3.000% due 11/25/2050 - 01/25/2051 (a)	12,846	2,089
3.500% due 05/25/2050 (a)	862	153
3.856% due 07/15/2035 •(m)	3,100	3,169

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

4.219% due 11/15/2048 •(a)	11,037	1,102
4.500% due 06/25/2050 (a)	1,337	187
4.579% due 07/25/2032 ~	85	95
4.606% due 07/15/2035 •(m)	3,500	3,583
5.000% due 02/15/2024	2	2
5.259% due 10/25/2029 •(m)	650	702
5.500% due 04/01/2039 - 06/15/2041 (m)	3,355	3,881
5.891% due 04/25/2048 - 11/25/2049 •(a)(m)	40,422	10,148
6.000% due 12/15/2028 - 03/15/2035	414	462
6.000% due 02/15/2032 (m)	1,001	1,168
6.041% due 05/25/2050 •(a)	1,131	210
6.500% due 08/01/2021 - 09/01/2047	4,031	4,677
6.500% due 07/15/2032 (m)	446	534
6.500% due 09/25/2043 ~	42	51
6.900% due 09/15/2023	62	65
7.000% due 09/01/2021 - 10/25/2043	1,146	1,321
7.000% due 03/15/2029 - 09/01/2036 (m)	1,081	1,237
7.500% due 05/15/2024 - 02/25/2042	313	338
7.500% due 04/01/2028 - 03/01/2037 (m)	690	774
7.659% due 12/25/2027 •	1,583	1,714
8.000% due 08/15/2022 - 04/15/2030	97	109
10.859% due 03/25/2025 •	350	348
Ginnie Mae
5.939% due 08/20/2049 - 09/20/2049 •(a)(m)	98,084	17,797
6.000% due 04/15/2029 - 12/15/2038	130	147
6.000% due 07/15/2037 - 11/15/2038 (m)	723	828
6.089% due 06/20/2047 •(a)(m)	9,963	1,971
6.500% due 11/20/2024 - 10/20/2038	39	40
6.500% due 04/15/2032 - 05/15/2032 (m)	254	289
7.000% due 04/15/2024 - 06/15/2026	22	24
7.500% due 06/15/2023 - 03/15/2029	386	399
8.500% due 05/15/2022 - 02/15/2031	8	8
Ginnie Mae, TBA 4.000% due 04/01/2051	20,000	21,388
Small Business Administration
4.625% due 02/01/2025	39	41
5.510% due 11/01/2027	150	164
5.780% due 08/01/2027	10	11
5.820% due 07/01/2027	13	14
Uniform Mortgage-Backed Security
4.000% due 06/01/2047	14	15
4.000% due 09/01/2047 - 06/01/2048 (m)	12,560	13,562
4.500% due 09/01/2023 - 08/01/2041	195	217
6.000% due 12/01/2032 - 06/01/2040 (m)	3,256	3,864
6.000% due 12/01/2032 - 02/01/2033	51	57
6.500% due 09/01/2028 - 07/01/2039	996	1,146
6.500% due 12/01/2036 (m)	195	231
7.500% due 05/01/2022	6	6
8.000% due 12/01/2022 - 06/01/2032	118	127
Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2036 - 06/01/2051	58,800	58,985
2.500% due 05/01/2051 - 06/01/2051	119,000	121,867
4.000% due 04/01/2051	3,500	3,755
Vendee Mortgage Trust
6.500% due 03/15/2029	72	83
6.750% due 02/15/2026 - 06/15/2026	47	53
7.500% due 09/15/2030	1,374	1,640

Total U.S. Government Agencies (Cost $392,885)		397,523

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.5%
Adjustable Rate Mortgage Trust
2.550% due 07/25/2035 ~	304	305
2.837% due 08/25/2035 ~	338	336
Banc of America Mortgage Trust 2.560% due 02/25/2035 ~	9	9
Bancorp Commercial Mortgage Trust 3.856% due 08/15/2032 •	3,300	2,781
BCAP LLC Trust 0.530% due 07/26/2036 ~	211	191
Bear Stearns ALT-A Trust 3.453% due 08/25/2036 ^~	259	173
Bear Stearns Commercial Mortgage Securities Trust
5.495% due 12/11/2040 ~	2,593	1,958
5.643% due 10/12/2041 ~	2,702	2,726
Citigroup Commercial Mortgage Trust 5.356% due 12/10/2049 ~	1,906	1,055
Citigroup Mortgage Loan Trust, Inc. 7.000% due 09/25/2033	1	1
Commercial Mortgage Loan Trust 5.845% due 12/10/2049 ~	3,472	1,481
Countrywide Alternative Loan Trust
0.529% due 07/25/2046 ^•(m)	1,313	1,229
6.500% due 07/25/2035 ^	119	97
Countrywide Home Loan Mortgage Pass-Through Trust
0.749% due 03/25/2035 •(m)	1,075	988

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

1.979% due 03/25/2046 ^•		1,503	984
2.993% due 08/25/2034 ~		300	296
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		476	498
7.500% due 06/25/2035 ^		95	101
Credit Suisse Commercial Mortgage Trust 5.457% due 02/15/2040 ~		4,490	666
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		313	322
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^		843	323
Eurosail PLC
1.680% due 09/13/2045 •	GBP	1,582	2,095
2.330% due 09/13/2045 •		1,130	1,508
3.930% due 09/13/2045 •		960	1,404
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	1,108	1,132
GMAC Mortgage Corp. Loan Trust 3.072% due 08/19/2034 ~		$20	19
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		2,600	2,513
GSAA Home Equity Trust 6.000% due 04/01/2034		666	709
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		1,554	1,740
7.500% due 06/19/2027 ~		20	20
8.000% due 09/19/2027 ~		378	377
GSR Mortgage Loan Trust
0.439% due 12/25/2034 •		178	173
1.840% due 03/25/2033 •		1	1
6.500% due 01/25/2034		45	48
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	363	390
JP Morgan Chase Commercial Mortgage Securities Trust
1.356% due 12/15/2036 •		$2,700	2,654
5.623% due 05/12/2045		60	55
JP Morgan Mortgage Trust
2.968% due 10/25/2036 ^~		1,026	969
5.500% due 08/25/2022 ^		2	2
5.500% due 06/25/2037 ^		76	76
MASTR Adjustable Rate Mortgages Trust 2.981% due 10/25/2034 ~		429	402
MASTR Alternative Loan Trust
6.250% due 07/25/2036		272	221
6.500% due 03/25/2034		568	575
7.000% due 04/25/2034		24	24
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,917	2,632
7.500% due 07/25/2035		1,512	1,419
MFA Trust 3.661% due 01/26/2065 ~		300	302
Morgan Stanley Bank of America Merrill Lynch Trust 4.384% due 12/15/2046		4,456	4,666
Morgan Stanley Resecuritization Trust 2.736% due 12/26/2046 ~		7,265	6,543
Motel 6 Trust 7.033% due 08/15/2024 •		1,644	1,602
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		716	715
7.500% due 03/25/2034 ^(m)		1,999	2,041
7.500% due 10/25/2034 ^(m)		2,149	2,188
Newgate Funding PLC
0.708% due 12/15/2050 •	EUR	1,619	1,849
0.958% due 12/15/2050 •		1,619	1,837
1.080% due 12/15/2050 •	GBP	2,229	2,979
1.330% due 12/15/2050 •		1,831	2,463
RBSSP Resecuritization Trust
2.539% due 12/26/2036 ~		$5,379	2,880
6.000% due 02/26/2037 ~		2,786	2,195
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		1,202	1,177
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		268	297
8.500% due 11/25/2031		639	507
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,401	1,717
WaMu Mortgage Pass-Through Certificates Trust 3.675% due 05/25/2035 ~		99	104
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		80	85

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

7.500% due 04/25/2033		168	173

Total Non-Agency Mortgage-Backed Securities (Cost $72,449)			73,998

ASSET-BACKED SECURITIES 10.8%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	6
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.634% due 11/25/2032 ^•		39	0
Bear Stearns Asset-Backed Securities Trust 0.500% due 09/25/2034 •		290	279
Conseco Finance Corp. 6.530% due 02/01/2031 ~		85	81
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,477	707
Countrywide Asset-Backed Certificates
0.249% due 06/25/2047 ^•(m)		6,042	5,756
0.309% due 06/25/2037 ^•(m)		1,862	1,897
0.309% due 06/25/2047 ^•(m)		4,705	4,396
0.369% due 12/25/2036 ^•(m)		2,539	2,454
Countrywide Asset-Backed Certificates Trust 1.759% due 11/25/2034 •(m)		2,297	2,092
Credit-Based Asset Servicing & Securitization LLC 4.945% due 12/25/2037 þ		132	134
ECAF Ltd. 4.947% due 06/15/2040		1,569	1,481
Encore Credit Receivables Trust 0.844% due 07/25/2035 •		576	562
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(g)		12	1,961
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		102	104
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	364
Marlette Funding Trust
0.000% due 12/15/2028 «(g)		6	654
0.000% due 04/16/2029 «(g)		10	1,029
0.000% due 07/16/2029 «(g)		7	1,023
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,171
Oakwood Mortgage Investors, Inc. 0.336% due 06/15/2032 •		7	7
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031		12	7
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)		5	1,875
SoFi Consumer Loan Program LLC 0.000% due 05/26/2026 «(g)		41	1,374

Total Asset-Backed Securities (Cost $42,828)			31,414

SOVEREIGN ISSUES 5.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		658	217
0.125% due 07/09/2035 þ		1,035	300
0.125% due 01/09/2038 þ		4,388	1,611
0.125% due 07/09/2041 þ		1,861	644
0.125% due 07/09/2046 þ		115	36
1.000% due 08/05/2021	ARS	12,201	85
1.000% due 07/09/2029		$269	97
15.500% due 10/17/2026	ARS	16,500	45
16.000% due 10/17/2023		267	1
34.109% (BADLARPP) due 10/04/2022 ~		32	0
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~(m)		35,556	235
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~(m)		156,756	983
37.854% (BADLARPP + 3.750%) due 02/22/2028 ~		18,081	109
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		8,022	55
Egypt Government International Bond 5.875% due 02/16/2031		$3,000	2,818
Export-Import Bank of India 2.250% due 01/13/2031		5,241	4,790
Ghana Government International Bond
6.375% due 02/11/2027		323	313
7.875% due 02/11/2035		388	362
Provincia de Buenos Aires
37.855% due 04/12/2025 (m)	ARS	178,870	1,051
37.855% due 04/12/2025		57,122	336
37.932% due 05/31/2022		25,913	168
South Africa Government International Bond 5.750% due 09/30/2049		$400	369
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		13	1

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

9.250% due 09/15/2027 ^(d)	171	18

Total Sovereign Issues (Cost $22,168)		14,644

	SHARES
COMMON STOCKS 3.1%
COMMUNICATION SERVICES 0.9%
Clear Channel Outdoor Holdings, Inc. (e)	291,816	525
iHeartMedia, Inc. 'A' (e)	68,102	1,236
iHeartMedia, Inc. 'B' «(e)	52,880	864

		2,625

ENERGY 0.0%
Forbes Energy Services Ltd. (e)(k)	4,500	0

FINANCIALS 0.9%
Associated Materials Group, Inc. «(k)	397,884	2,682

INDUSTRIALS 1.3%
Neiman Marcus Group Ltd. LLC «(k)	32,851	3,311
Noble Corp. «	1,690	30
Noble Corp. «(k)	14,091	250
Pacific Drilling SA «(k)	518	58
Westmoreland Mining Holdings LLC «(k)	70	0

		3,649

Total Common Stocks (Cost $7,720)		8,956

RIGHTS 0.2%
INFORMATION TECHNOLOGY 0.2%
Windstream Holdings LLC «	28,052	530

Total Rights (Cost $129)		530

PREFERRED SECURITIES 7.4%
BANKING & FINANCE 7.3%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)	1,300,000	1,332
Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	1,700,000	1,729
4.000% due 12/01/2030 •(i)	100,000	98
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	1,000,000	1,094
Nationwide Building Society 10.250% ~	36,440	9,290
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	3,965,600	6,038
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)	1,700,000	1,718

		21,299

INDUSTRIALS 0.1%
General Electric Co. 3.514% due 06/15/2021 ~(i)	139,000	132

Total Preferred Securities (Cost $18,589)		21,431

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
Uniti Group, Inc.	73,539	811
VICI Properties, Inc.	44,227	1,249

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $1,133)			2,060

SHORT-TERM INSTRUMENTS 8.0%
REPURCHASE AGREEMENTS (l) 2.6%			7,450

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	49,894	344
Federal Farm Credit Discount Notes 0.000% due 04/01/2021 (g)(h)		$100	100

			444

U.S. TREASURY BILLS 3.8%
0.025% due 04/29/2021 - 05/18/2021 (f)(g)(o)(q)		10,904	10,904

U.S. TREASURY CASH MANAGEMENT BILLS 1.4%
0.024% due 07/06/2021 (f)(g)(q)		4,209	4,209

Total Short-Term Instruments (Cost $23,080)			23,007

Total Investments in Securities (Cost $757,153)			755,483

Total Investments 260.4% (Cost $757,153)			$755,483
Financial Derivative Instruments (n)(p) (0.1)%(Cost or Premiums, net $9,056)			(151)
Other Assets and Liabilities, net (160.3)%			(465,185)

Net Assets 100.0%			$290,147

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$2,527	$2,682	0.92%
Forbes Energy Services Ltd.	03/11/2014	222	0	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	1,058	3,311	1.14
Noble Corp.	02/05/2021 – 02/08/2021	164	250	0.09
Pacific Drilling SA	02/25/2021	54	58	0.02
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	3,159	1.09
Westmoreland Mining Holdings LLC	03/26/2019	0	0	0.00

$6,625	$9,460	3.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	03/31/2021	04/01/2021	$7,450	U.S. Treasury Notes 0.125% due 03/31/2023	$7,599	$7,450	$7,450

Total Repurchase Agreements	$7,599	$7,450	$7,450

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.100%	03/11/2021	04/14/2021	$(5,715)	$(5,715)
BPS	(0.200)	01/19/2021	04/19/2021	EUR	(3,384)	(3,967)
0.100	03/11/2021	04/14/2021	$(15,325)	(15,326)
0.150	03/08/2021	04/12/2021	(11,249)	(11,250)
0.300	03/03/2021	04/05/2021	(746)	(746)
0.300	03/26/2021	04/30/2021	(2,057)	(2,057)
0.320	03/29/2021	05/03/2021	(2,336)	(2,336)
0.400	02/22/2021	05/24/2021	(8,077)	(8,080)
0.400	02/24/2021	05/28/2021	(1,932)	(1,933)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

0.420	01/21/2021	04/21/2021	(6,918)	(6,924)
0.420	03/03/2021	04/21/2021	(292)	(292)
0.450	02/25/2021	06/01/2021	(6,068)	(6,071)
0.450	03/23/2021	TBD(2)	(108)	(108)
0.490	10/20/2020	04/21/2021	(414)	(415)
0.490	10/21/2020	04/22/2021	(7,277)	(7,293)
0.500	03/26/2021	04/30/2021	(5,560)	(5,561)
0.580	02/22/2021	05/24/2021	(2,650)	(2,651)
0.580	02/24/2021	05/28/2021	(2,741)	(2,742)
0.580	03/04/2021	05/24/2021	(1,851)	(1,852)
0.600	02/25/2021	06/01/2021	(195)	(195)
0.650	01/13/2021	04/13/2021	(9,971)	(9,985)
0.680	02/22/2021	05/24/2021	(4,122)	(4,125)
0.680	02/24/2021	05/28/2021	(1,414)	(1,415)
0.680	02/25/2021	06/01/2021	(571)	(572)
0.706	03/12/2021	04/13/2021	(18,835)	(18,843)
0.750	03/26/2021	04/30/2021	(190)	(190)
0.800	10/20/2020	04/21/2021	(716)	(719)
0.920	10/20/2020	04/21/2021	(448)	(450)
1.093	02/05/2021	05/06/2021	(5,323)	(5,332)
1.093	02/08/2021	05/11/2021	(3,471)	(3,477)
1.116	02/03/2021	05/05/2021	(8,244)	(8,259)
BRC	0.892	11/02/2020	05/03/2021	(2,768)	(2,778)
0.992	11/02/2020	05/03/2021	(3,037)	(3,050)
CEW	0.870	10/09/2020	04/07/2021	(5,095)	(5,116)
CIB	0.130	03/29/2021	05/03/2021	(2,719)	(2,719)
0.600	03/26/2021	04/30/2021	(6,649)	(6,650)
0.620	03/12/2021	04/13/2021	(1,782)	(1,782)
JML	0.950	02/04/2021	04/08/2021	(2,967)	(2,971)
NOM	0.550	02/05/2021	06/07/2021	(2,150)	(2,152)
0.680	03/30/2021	06/07/2021	(2,130)	(2,130)
SOG	0.320	03/03/2021	04/05/2021	(171)	(171)
0.370	03/26/2021	06/24/2021	(679)	(679)
0.370	04/05/2021	07/06/2021	(178)	(178)
0.450	03/03/2021	06/02/2021	(235)	(235)
0.520	02/16/2021	05/17/2021	(850)	(851)
0.550	03/03/2021	06/03/2021	(822)	(822)
TDM	0.250	03/01/2021	TBD(2)	(3,132)	(3,133)
0.400	03/23/2021	TBD(2)	(821)	(821)
0.560	03/01/2021	TBD(2)	(3,567)	(3,568)
0.620	03/01/2021	TBD(2)	(1,280)	(1,281)
UBS	0.400	03/01/2021	06/01/2021	(2,608)	(2,608)
0.550	03/01/2021	06/01/2021	(1,297)	(1,298)
0.650	01/28/2021	04/28/2021	(201)	(201)

Total Reverse Repurchase Agreements	$(184,075)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (14.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2051	$41,600	$(41,354)	$(41,449)
Uniform Mortgage-Backed Security, TBA	2.500	06/01/2051	1,600	(1,637)	(1,635)

Total Short Sales (14.8)%	$(42,991)	$(43,084)

(m)	Securities with an aggregate market value of $209,621 and cash of $2,167 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(169,018) at a weighted average interest rate of 0.691%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2021	162	$21,212	$(170)	$0	$(40)

Total Futures Contracts	$(170)	$0	$(40)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	12/20/2025	2.683%	EUR	3,500	$(382)	$77	$(305)	$7	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	3,500	$270	$9	$279	$48	$0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	96,800	(34)	(53)	(87)	6	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		4,100	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		4,200	0	(2)	(2)	0	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	104	728	0	(2)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(534)	(17)	(551)	17	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$25,000	64	(405)	(341)	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		101,000	49	(112)	(63)	13	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		3,400	(76)	15	(61)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		32,500	(1,241)	(1,562)	(2,803)	28	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		14,000	46	(515)	(469)	11	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	(851)	(452)	6	0
Pay(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		36,100	(2,072)	(421)	(2,493)	0	(48)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		65,000	5,159	2,502	7,661	0	(85)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		7,000	(106)	37	(69)	0	(9)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		4,805	28	297	325	6	0
Receive(5)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		97,900	8,516	1,339	9,855	98	0
Pay(5)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		26,200	(2,389)	(310)	(2,699)	0	(37)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		4,400	(32)	227	195	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		4,100	(9)	424	415	13	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,400	(5)	108	103	4	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		17,500	36	4,181	4,217	63	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		9,000	909	1,053	1,962	32	0
Receive(5)	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		3,500	0	597	597	10	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024	EUR	15,100	2	(461)	(459)	7	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	59,400	7	(34)	(27)	3	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		39,200	(1)	(19)	(20)	2	0

							$9,610	$6,129	$15,739	$382	$(181)

Total Swap Agreements							$9,228	$6,206	$15,434	$389	$(181)

(o)	Securities with an aggregate market value of $1,968 and cash of $9,802 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2021		GBP	19,354		$27,400		$719		$0
BPS		04/2021			$680		GBP	487	0		(9)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

08/2021	PEN	609	$165	2	0
CBK	04/2021	GBP	445	619	5	0
04/2021	PEN	82	22	0	0
04/2021	$22	PEN	81	0	0
05/2021	PEN	133	$36	1	0
06/2021	3,058	833	16	0
06/2021	$261	CLP	190,423	4	0
07/2021	1,295	PEN	4,708	0	(38)
08/2021	PEN	231	$63	1	0
09/2021	707	191	2	0
GLM	04/2021	88	24	1	0
04/2021	$23	PEN	88	0	0
05/2021	PEN	89	$24	0	0
06/2021	52	14	0	0
HUS	04/2021	88	24	0	0
04/2021	$428	EUR	355	0	(12)
04/2021	1,264	GBP	918	2	0
04/2021	24	PEN	88	0	0
05/2021	PEN	95	$26	1	0
05/2021	$350	GBP	254	0	0
06/2021	PEN	288	$78	1	0
12/2021	88	24	0	0
JPM	04/2021	MXN	1,222	59	0	(1)
MYI	04/2021	807	38	0	(1)
SCX	04/2021	EUR	17,187	20,879	723	0
04/2021	$25,309	GBP	18,394	52	(3)
05/2021	EUR	17,187	$20,211	45	0
05/2021	GBP	18,162	24,989	0	(52)
06/2021	PEN	982	265	3	0
12/2021	52	14	0	0

Total Forward Foreign Currency Contracts	$1,578	$(116)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	$60.000	05/06/2021	18,200	$1	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2051	72.000	04/07/2021	58,100	2	0

Total Purchased Options	$3	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	1.650%	Semi-Annual	04/08/2051	$14,600	$(175)	$(1,606)	$0	$(1,781)

Total Swap Agreements	$(175)	$(1,606)	$0	$(1,781)

(q)

Securities with an aggregate market value of $1,777 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,399	$64	$31,463
Corporate Bonds & Notes
Banking & Finance	0	33,341	3,159	36,500
Industrials	0	91,761	0	91,761
Utilities	0	18,668	0	18,668
Convertible Bonds & Notes
Banking & Finance	0	702	0	702
Utilities	0	2	0	2
Municipal Bonds & Notes
Illinois	0	162	0	162
West Virginia	0	2,662	0	2,662
U.S. Government Agencies	0	397,523	0	397,523
Non-Agency Mortgage-Backed Securities	0	73,998	0	73,998

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Asset-Backed Securities	0	23,498	7,916	31,414
Sovereign Issues	0	14,644	0	14,644
Common Stocks
Communication Services	1,761	0	864	2,625
Financials	0	0	2,682	2,682
Industrials	0	0	3,649	3,649
Rights
Information Technology	0	0	530	530
Preferred Securities
Banking & Finance	0	21,299	0	21,299
Industrials	0	132	0	132
Real Estate Investment Trusts
Real Estate	2,060	0	0	2,060
Short-Term Instruments
Repurchase Agreements	0	7,450	0	7,450
Short-Term Notes	0	444	0	444
U.S. Treasury Bills	0	10,904	0	10,904
U.S. Treasury Cash Management Bills	0	4,209	0	4,209

Total Investments	$3,821	$732,798	$18,864	$755,483

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(43,084)	$0	$(43,084)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	389	0	389
Over the counter	0	1,578	0	1,578

$0	$1,967	$0	$1,967
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(181)	0	(221)
Over the counter	0	(1,897)	0	(1,897)

$(40)	$(2,078)	$0	$(2,118)

Total Financial Derivative Instruments	$(40)	$(111)	$0	$(151)

Totals	$3,781	$689,603	$18,864	$712,248

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$10,757	$2,522	$(11,662)	$(12)	$(1,887)	$1,977	$0	$(1,631)	$64	$(56)
Corporate Bonds & Notes
Banking & Finance	2,890	0	0	0	0	269	0	0	3,159	269
Industrials	41	0	(32)	0	(41)	32	0	0	0	0
Non-Agency Mortgage-Backed Securities	1,829	0	(141)	13	75	61	0	(1,837)	0	0
Asset-Backed Securities	8,635	966	(1,992)	0	(2,148)	2,455	0	0	7,916	(92)
Common Stocks
Communication Services	2	992	0	0	0	(130)	0	0	864	(130)
Financials	0	2,527	0	0	0	155	0	0	2,682	155
Industrials	292	1,277	(707)	0	0	2,787	0	0	3,649	2,372
Real Estate	652	0	(652)	0	0	0	0	0	0	0
Rights
Information Technology	0	129	0	0	0	401	0	0	530	400

Totals	$25,098	$8,413	$(15,186)	$1	$(4,001)	$8,007	$0	$(3,468)	$18,864	$2,918

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$17	Other Valuation Techniques(2)	—	—	—
47	Third Party Vendor	Broker Quote	61.000 - 100.000	88.477
Corporate Bonds & Notes

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Banking & Finance	3,159	Discounted Cash Flow	Discount Rate	5.430	—
Asset-Backed Securities	7,916	Proxy Pricing	Base Price	3,352.706 - 41,486.900	18,683.991
Common Stocks
Communication Services	864	Reference Instrument	Liquidity Discount	10.000	—
Financials	2,682	Market Comparable Valuation	EBITDA X	8.500	—
Industrials	3,311	Discounted Cash Flow	Discount Rate	16.000	—
	338	Other Valuation Techniques(2)	—	—	—
Rights
Information Technology	530	Market Comparable Valuation	EBITDA X	4.250	—

Total	$18,864

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	CLP	Chilean Peso	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BABs	Build America Bonds	OIS	Overnight Index Swap	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
LIBOR	London Interbank Offered Rate